UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2011
                                               -------------
Check here if Amendment []; Amendment Number:
                                               -------------
This Amendment (Check only one.):               [  ] is a restatement.
                                                [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Centaurus Capital LP
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Address:   33 Cavendish Square, 16th Floor
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           London, W1G OPW, United Kingdom
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Form 13F File Number: 028-11856


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:      Paul Leary
           -------------------------------------------------------
Title:     Director of Centaurus Capital Limited, in its capacity
             as General Partner of Centaurus Capital LP
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Phone:     011 44 20 7 852 3800
           -------------------------------------------------------

Signature,  Place,  and  Date  of  Signing:

/s/ Paul Leary               London, United Kingdom             August 15, 2011
---------------------------  ---------------------------------  ---------------
[Signature]                        [City, State]                     [Date]

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Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    1
                                         --------------
Form 13F Information Table Entry Total:              15
                                         --------------
Form 13F Information Table Value Total:  $      450,384
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                                           (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.           Form 13F File Number        Name

1             028-11857                   Centaurus Capital Limited





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
                                                  FORM 13F INFORMATION TABLE

          COLUMN 1              COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7      COLUMN 8
---------------------------- -------------- --------- -------- ------------------ ---------- -------- -------------------
                                                       VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
       NAME OF ISSUER        TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS SOLE  SHARED   NONE
---------------------------- -------------- --------- -------- --------- --- ---- ---------- -------- ---- --------- ----
99 CENTS ONLY STORES         COM            65440K106   30,494 1,506,619 SH       OTHER      1           0 1,506,619    0
BJS WHOLESALE CLUB INC       COM            05548J106   23,648   469,675 SH       OTHER      1           0   469,675    0
BUCYRUS INTL INC NEW         COM            118759109   77,618   846,804 SH       OTHER      1           0   846,804    0
CEPHALON INC                 COM            156708109  159,800 2,000,000 SH  CALL OTHER      1           0 2,000,000    0
DOLLAR THRIFTY AUTOMOTIVE GP COM            256743105   30,021   407,115 SH       OTHER      1           0   407,115    0
EXCO RESOURCES INC           COM            269279402   30,794 1,744,684 SH       OTHER      1           0 1,744,684    0
FUSHI COPPERWELD INC         COM            36113E107    1,872   326,633 SH       OTHER      1           0   326,633    0
HARBIN ELECTRIC INC          COM            41145W109    4,317   285,485 SH       OTHER      1           0   285,485    0
MEDIAMIND TECHNOLOGIES INC   COM            58449C100    3,949   180,000 SH       OTHER      1           0   180,000    0
MENTOR GRAPHICS CORP         COM            587200106   20,891 1,630,807 SH       OTHER      1           0 1,630,807    0
NYSE EURONEXT                COM            629491101    1,576    46,000 SH       OTHER      1           0    46,000    0
SMART MODULAR TECHNOLOGIES I ORD SHS        G82245104   19,070 2,081,919 SH       OTHER      1           0 2,081,919    0
TIMBERLAND CO                CL A           887100105    8,385   195,132 SH       OTHER      1           0   195,132    0
VERIGY LTD                   SHS            Y93691106   37,501 2,505,109 SH       OTHER      1           0 2,505,109    0
ZORAN CORP                   COM            98975F101      448    53,350 SH       OTHER      1           0    53,350    0
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